Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of Transactions with Related Parties
Details of related party transactions for the years ended December 31, 2018, 2019 and 2020 are as follows:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Revenue
Shanghai Chejia	14,928,349	—	—	—

Interest income
Mr. Jiayuan Lin	784,805	—	—	—
Shanghai Wangjin Investment Management Co., Ltd	430,260	—	—	—
Shanghai Chejia	2,199,730	—	—	—

	3,414,795	—	—	—